5. INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES

The provision for income taxes for the years ended December 31, 2014 and 2013 is summarized as follows:

	2014	2013
Current:
Federal	$–	–
State	–	–
	–	–
Deferred:
Federal	–	–
State	–	–
	$–	$–

The Company has federal and state net operating loss carry forwards of approximately $18,300,000, which begin to expire 2025 and can be used to reduce future taxable income through 2034. The Company is open for tax years for the years ended 2008 through present.

The tax effects of temporary differences which give rise to deferred tax assets (liabilities) are summarized as follows:

	YEARS ENDED DECEMBER 31,
	2014	2013

Net operating loss carry-forwards	$(11,792,000)	$(7,588,000)
Stock based compensation – options/warrants	2,686,000	1,588,000
Stock issued for services (stock grants)	971,000	825,000
Disallowed entertainment expense	45,000	38,000
Charitable contribution limitation	10,000	10.000
Preferred Stock	39,000	39,000
Bad debt expense	31,000	12,000
Penalties	1,000	1,000
Loss on extinguishment of debt	129,000	–
Beneficial conversion features	119,000	95,000
Mobiquity-Spain – net loss	440,000	102,000
Deferred Tax Assets	(7,321,000)	(4,881,000)
Less Valuation Allowance	7,321,000	4,323,000
Net Deferred Tax Asset	$–	$–

A reconciliation of the federal statutory rate to the Company’s effective tax rate is as follows:

	YEARS ENDED DECEMBER 31,
	2014		2013

Federal Statutory Tax Rate	34.00%		34.00%
State Taxes, net of Federal benefit	6.00%		6.00%
Change in Valuation Allowance	(40.00%	)	(40.00%	)
Total Tax Expense	0.00%		0.00%